Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of statements of cash flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss) earnings for the year	$ 1,820	$ (12,547)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(535)	13,509
Noncash compensation expense	122	112
Gain on sale of automobile	16
Depreciation	11	12
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	449	68
Other liabilities	201	4
Net cash provided by operating activities	2,084	1,158
Cash flows from investing activities:
Additions to premises and equipment, net
Net cash used in investing activities
Cash flows from financing activities:
Treasury stock purchases	(167)	(542)
Dividends paid on common stock	(1,388)	(1,388)
Net cash used in financing activities	(1,555)	(1,930)
Net increase (decrease) in cash and cash equivalents	529	(772)
Cash and cash equivalents at beginning of year	1,483	2,255
Cash and cash equivalents at end of year	$ 2,012	$ 1,483